Share-based payments (Details 2)	12 Months Ended
Mar. 31, 2019 ₨ / shares
Option plan III Grant date Apr 24 2018 [Member]
Grant date	Apr 24, 2018
Category	Category III
Current market price	₨ 150.31
Exercise price	₨ 135.28
Dividend yield	12.00%
Discount rate	3.00%
Option plan III Grant date Jul 24 2018 [Member]
Grant date	Jul 24, 2018
Category	Category III
Current market price	₨ 136.23
Exercise price	₨ 122.82
Dividend yield	12.00%
Discount rate	2.00%
Option plan III Grant date Oct 22 2018 [Member]
Grant date	Oct 22, 2018
Category	Category III
Current market price	₨ 94.72
Exercise price	₨ 85.25
Dividend yield	12.00%
Discount rate	2.00%
Option plan III Grant date Jan 31 2019 [Member]
Grant date	Jan 31, 2019
Category	Category III
Current market price	₨ 119.09
Exercise price	₨ 107.18
Dividend yield	12.00%
Discount rate	2.00%
Bottom of range [member] | Option plan III Grant date Apr 24 2018 [Member]
Expected term	2
Volatility	53.10%
Bottom of range [member] | Option plan III Grant date Jul 24 2018 [Member]
Expected term	2
Volatility	38.06%
Bottom of range [member] | Option plan III Grant date Oct 22 2018 [Member]
Expected term	2
Volatility	48.51%
Bottom of range [member] | Option plan III Grant date Jan 31 2019 [Member]
Expected term	2
Volatility	53.04%
Top of range [member] | Option plan III Grant date Apr 24 2018 [Member]
Expected term	5
Volatility	97.80%
Top of range [member] | Option plan III Grant date Jul 24 2018 [Member]
Expected term	5
Volatility	79.29%
Top of range [member] | Option plan III Grant date Oct 22 2018 [Member]
Expected term	5
Volatility	70.62%
Top of range [member] | Option plan III Grant date Jan 31 2019 [Member]
Expected term	5
Volatility	72.78%